Convertible Preferred Stock - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 20, 2021 shares	Nov. 04, 2019 USD ($) shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 31, 2019 $ / shares shares	Mar. 31, 2018 shares
Temporary Equity [Line Items]
Recapitalization exchange ratio	0.82619
Preferred stock, authorized (in shares)						100,000,000		100,000,000
Preferred stock, par value (in usd per share) | $ / shares						$ 0.0001		$ 0.0001
Preferred stock, outstanding (in shares)						0		0
Preferred stock, issued (in shares)						0		0
Par value (in usd per share) | $ / shares							$ 0.001
Stock issued for acquisitions (in shares)						0	25,724
Convertible preferred stock, exercise of warrants, net (in shares)						107,312,099	92,590,259
Convertible preferred stock, exercise of warrants, net | $						$ 713.0	$ 911.0
Convertible notes
Temporary Equity [Line Items]
Conversion to common stock (in shares)	468,394
Affiliated Entity
Temporary Equity [Line Items]
Stock issuance costs | $				$ 48.0	$ 15.0
2019 Warrant | Affiliated Entity
Temporary Equity [Line Items]
Convertible preferred stock, exercise of warrants, net (in shares)			92,590,259
Convertible preferred stock, exercise of warrants, net | $		$ 200.0	$ 911.0
Stock issuance costs | $		$ 39.0
Acquisition Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)										11,484,041
Series H-1
Temporary Equity [Line Items]
Shares authorized (in shares)									187,565,805
Stock sold, price (in usd per share) | $ / shares			$ 9.84						$ 14.04
Conversion of stock (in shares)			28,489,311
Series H-1 | 2019 Warrant | Affiliated Entity
Temporary Equity [Line Items]
Convertible preferred stock, exercise of warrants, net (in shares)		14,244,654
Series H-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)									187,565,805
Stock sold, price (in usd per share) | $ / shares									$ 14.04
Series H-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)									107,312,100
Stock sold, price (in usd per share) | $ / shares									$ 0.01
Series H-4 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)									107,312,100
Stock sold, price (in usd per share) | $ / shares									$ 0.01